Loss per share	9 Months Ended
Jul. 31, 2022
Earnings per share [abstract]
Loss per share	per share

	Three months ended July 31,		Nine months ended July 31,
	2022	2021	2022	2021
Net loss	$(27,521,656)	$(6,897,318)	$(19,625,391)	$(21,590,783)
Weighted average number of common shares	174,383,980	95,563,454	169,067,783	94,695,650

Basic and diluted loss per share	$(0.16)	$(0.07)	$(0.12)	$(0.23)

For comparability, the stated weighted average number of common shares and the number of potential common shares have been scaled by the Business Combination exchange ratio of 1:39.91 for periods prior to the completion of the Business Combination on August 10, 2021.

Adjustments for diluted loss per share were not made for the three months ended July 31, 2022 and three and nine months ended July 31, 2021 as they would be anti-dilutive in nature. The following table represents instruments that could potentially dilute basic loss per share in the future, but were not included in the calculation of diluted loss per share because they are antidilutive for the periods presented:

	July 31,	July 31,
	2022	2021
Stock options	4,762,105	6,415,533
Convertible debt	28,564,628	—
Restricted share units	2,230,020	—
	35,556,753	6,415,533